Income Taxes - 10K (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current federal tax expense (benefit)					$ 439,934	$ (10,428)	$ 1,608,033
Current state and local tax expense (benefit)					946	(30,375)	373,455
Current income tax expense (benefit)	$ 1,500		$ 13,000		440,880	(40,803)	1,981,488
Deferred federal income tax expense (benefit)					19,006	53,198,632	(10,072,499)
Deferred state and local income tax expense (Benefit)					2,097	370,439	472,572
Deferred income tax expense (benefit)			11,445	$ 9,627	21,103	53,569,071	(9,599,927)
Benefit from (provision for) income taxes	$ 1,470	$ 88,348	$ 12,764	$ 172,179	461,983	53,528,268	$ (7,618,439)
Deferred tax assets:
Deferred tax assets, net operating losses					22,701,028	30,402,940
Deferred tax assets, capitalized research and development costs					1,130,413	1,606,547
Deferred tax assets, amortization of intangible assets					887,906	1,106,235
Deferred tax assets, share-based compensation cost					1,947,019	2,389,811
Deferred tax assets, property, plant and equipment					(662,011)	(639,576)
Deferred tax assets, deferred income					59,892,477	37,910,548
Deferred tax assets, alternative minimum tax					2,034,283	1,578,816
Deferred tax assets, contingencies					73,421,980	67,833,412
Deferred tax assets, other					0	777,804
Deferred tax assets, gross					162,677,117	144,245,689
Deferred tax assets, valuation allowance					143,522,669	132,578,026
Deferred tax assets, net of valuation allowance					19,154,448	11,667,663
Deferred tax liabilities:
Deferred tax liabilities, goodwill					(267,598)	(244,540)
Deferred tax liabilities, capitalized contract costs					(18,922,571)	(11,667,663)
Deferred tax liabilities, other					(229,922)	0
Deferred Tax Liabilities, Net					$ 265,643	244,540
Loss accrual for expectation damages						$ 187,820,361
Valuation allowance, deferred tax asset, explanation of change					53.5
Valuation allowance, increase amount					$ 10,900,000
Federal net operating loss carryforwards					64,600,000
Operating loss carryforwards, subject to limitations					1,800,000
Operating loss carryforwards from excess tax deductions on stock option activity					$ 1,600,000
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
U.S. federal statutory taxes					(35.00%)	(35.00%)	(35.00%)
State and local income taxes					0.00%	0.20%	2.90%
Gain (loss) from fair value of common warrants					0.00%	0.00%	0.10%
Share-based compensation cost					0.00%	0.00%	0.40%
Reorganization costs					7.00%	0.40%	0.00%
Other adjustments					1.40%	0.00%	0.30%
Change in deferred tax assets valuation allowance					27.80%	59.70%	0.60%
Effective income tax rate					1.20%	25.30%	(30.70%)